Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Memoranda of Agreement for the Sale of 12 Container Vessels(Table)

Name of Vessel	Type	TEU	MOA Date	Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025
M/V Manzanillo Express	Neo Panamax Container Vessel	13,312	August 7, 2025	October 6, 2025

Discontinued Operations - Operating Results of the Discontinued Operations (Table)

	For the years ended December 31,
	2024	2023	2022
Revenues	$84,912	$133,122	$114,980
Expenses / (income), net:
Voyage expenses	1,757	3,065	3,251
Vessel operating expenses	20,011	35,699	28,177
Vessel operating expenses - related party	3,023	4,514	3,958
Vessel depreciation and amortization	15,620	33,935	29,252
Impairment of vessel	—	340	—
Gain on sale of vessels	(103,807)	—	—
Operating income, net	148,308	55,569	50,342
Other income / (expense), net:
Interest expense and finance cost (including $304 to related party, for the year ended December 31, 2024, 2023 and 2022)	(10,472)	(16,623)	(11,199)
Other income / (expense), net	166	(23)	(2)
Total other expense, net	(10,306)	(16,646)	(11,201)
Net income from discontinued operations	$138,002	$38,923	$39,141

Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table)

	As of December 31, 2024	As of December 31, 2023
Cash and cash equivalents	$38	$2
Trade accounts receivable, net	763	1,227
Prepayments and other assets	1,060	2,151
Inventories	260	2,813
Claims	49	49
Assets held for sale	71,720	14,394
Total current assets of discontinued operations	73,890	20,636
Vessels, net	111,390	535,660
Above market acquired charters	—	9,420
Deferred charges, net	—	4,714
Prepayments and other assets	—	325
Total non-current assets of discontinued operations	111,390	550,119
Current portion of long-term debt, net	5,185	14,842
Trade accounts payable	3,288	4,976
Due to related parties	—	3,823
Accrued liabilities	12,817	10,055
Deferred revenue	903	9,319
Below market acquired charters associated with vessel held for sale	—	1,447
Total current liabilities of discontinued operations	22,193	44,462
Non-current liabilities associated with vessels held for sale (including $6,000 payable to related party as of December 31, 2023)	88,673	180,841
Below market acquired charters	—	3,135
Deferred revenue	—	9,533
Total non-current liabilities of discontinued operations	$88,673	$193,509

Discontinued Operations - Gain on Sale of Vessels(Table)

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain / (loss) on sale
M/V Akadimos	$80,000	$(62,030)	$(1,560)	$16,410
M/V Seattle Express	13,200	(12,939)	(269)	(8)
M/V Fos Express	13,200	(12,931)	(284)	(15)
M/V Long Beach Express	13,050	(12,789)	(261)	—
M/V Athenian	51,000	(44,833)	(1,029)	5,138
M/V Athos	51,000	(44,760)	(1,029)	5,211
M/V Aristomenis	51,000	(45,105)	(1,029)	4,866
M/V Hyundai Premium	60,650	(34,626)	(1,825)	24,199
M/V Hyundai Paramount	60,650	(34,736)	(1,825)	24,089
M/V Hyundai Prestige	60,650	(34,908)	(1,825)	23,917
Total	$454,400	$(339,657)	$(10,936)	$103,807